Summary of Significant Accounting Policies and Estimates - Additional Information (Detail)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014 USD ($)	Mar. 26, 2016 USD ($)	Mar. 28, 2015 USD ($)	Jun. 27, 2015 USD ($)	Jun. 28, 2014 USD ($)	Jun. 29, 2013 USD ($)	Feb. 02, 2015 Facilities
Schedule Of Significant Accounting Policies [Line Items]
Funds deposited in insurance trusts		$ 20,200,000		$ 20,200,000	$ 15,100,000
Allowance for doubtful accounts related to receivables		20,600,000		16,000,000	14,700,000
Provision for doubtful accounts		8,000,000	$ 6,300,000	6,600,000	9,100,000	$ 6,100,000
Inventories, net		899,100,000		882,600,000	849,000,000
Inventories at first in first out cost				812,300,000
Inventories at last in first out cost				70,300,000
Inventory reserve				5,500,000	3,800,000
Accounts receivables				16,800,000	14,200,000
Adjusted inventories				$ 6,200,000	6,600,000
Estimated useful lives of assets				Depreciation of property, plant and equipment, including capital lease assets, is calculated primarily using the straight-line method over the estimated useful lives of the assets, which range from two to 39 years
Assets held for sale				$ 0	900,000
Proceeds from sale of assets held for sale	$ 1,900,000	700,000	$ 1,000,000	1,500,000	2,600,000	1,500,000
Impairment losses				0	0	0
Impairment of goodwill and intangible assets				0	0	0
Estimated shipping and handling costs				718,800,000	682,400,000	$ 638,200,000
Sysco and US Foods Merger [Member]
Schedule Of Significant Accounting Policies [Line Items]
Termination fee				25,000,000
Number of facilities purchased | Facilities							11
Proceeds from merger termination				$ 25,000,000
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Useful lives of assets				2 years
Intangible assets estimated useful life				2 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Useful lives of assets				39 years
Intangible assets estimated useful life				11 years
Fair Value Inputs Level 1 [Member]
Schedule Of Significant Accounting Policies [Line Items]
Funds deposited in insurance trusts		$ 10,200,000		$ 10,200,000	5,100,000
Trade Receivables [Member]
Schedule Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts related to receivables				11,000,000	10,300,000
Other Receivables [Member]
Schedule Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts related to receivables				$ 5,000,000	$ 4,400,000